INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 1,691
Deferred tax (liabilities), beginning balance	(4,755)
Net deferred tax (liability), beginning balance	(3,064)	$ (3,250)
Income	554	(118)
Equity	8	0
Acquisitions and Dispositions	3	143
OCI	(47)	161
Other Balance Sheet	911	0
Deferred tax assets, ending balance	1,745	1,691
Deferred tax liabilities, ending balance	(5,202)	(4,755)
Net deferred tax (liability), ending balance	(3,457)	(3,064)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,691	910
Income	8	810
Equity	7	0
Acquisitions and Dispositions	0	0
OCI	33	(29)
Other Balance Sheet	6	0
Deferred tax assets, ending balance	1,745	1,691
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(4,755)	(4,160)
Income	546	(928)
Equity	1	0
Acquisitions and Dispositions	3	143
OCI	(80)	190
Other Balance Sheet	(917)	0
Deferred tax liabilities, ending balance	$ (5,202)	$ (4,755)